Document and Entity Information	Sep. 23, 2026
Document Information [Line Items]
Entity Registrant Name	Heron Therapeutics, Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000818033
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Incorporation State or Country Code	DE
Entity File Number	001-33221
Entity Tax Identification Number	94-2875566
Entity Address, Address Line One	25 Fenton Main Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27511
City Area Code	(858)
Local Phone Number	251-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12b Security	Common Stock, par value $0.01 per share
Trading Symbol	HRTX
Entity Emerging Growth Company	false